UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       SLS Management, LLC

Address:    140 West 57th Street, Suite 7B
            New York, New York 10019

13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Steven Rohlfing
Title:      Chief Financial Officer
Phone:      (212) 537-3600

Signature, Place and Date of Signing:


/s/ Steven Rohlfing            New York, New York            May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     16

Form 13F Information Table Value Total:     $53,027
                                            (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

(1)   028-10548               SLS Offshore Fund, Ltd.
(2)   028-13248               SLS Investors, LP

                                                     FORM 13F INFORMATION TABLE
                                                        SLS MANAGEMENT, LLC
                                                           March 31, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   ------- --- ----   ----------  -----    ----      ------ ----
ABERCROMBIE & FITCH CO            CL A         002896207  2,996       60,400 SH         SOLE                  60,400
BEAM INC                           COM         073730103  5,529       94,400 SH         SOLE                  94,400
BRISTOL MYERS SQUIBB CO            COM         110122108  3,250       96,300 SH         SOLE                  96,300
CITIGROUP INC                    COM NEW       172967424  2,383       65,200 SH         SOLE                  65,200
COMVERSE TECHNOLOGY INC       COM PAR $0.10    205862402  4,750      691,435 SH         SOLE                 691,435
FLEXTRONICS INTL LTD               ORD         Y2573F102  4,441      615,100 SH         SOLE                 615,100
GENERAL MTRS CO                    COM         37045V100  3,206      125,000 SH         SOLE                 125,000
KRATOS DEFENSE & SEC SOLUTIO     COM NEW       50077B207  1,388      259,999 SH         SOLE                 259,999
MARATHON PETE CORP                 COM         56585A102  3,495       80,600 SH         SOLE                  80,600
MEDCATH CORP                       COM         58404W109  4,914      625,222 SH         SOLE                 625,222
RESEARCH IN MOTION LTD             COM         760975102  1,691      115,000 SH         SOLE                 115,000
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF T    780097713  3,249      171,000 SH         SOLE                 171,000
SEAGATE TECHNOLOGY PLC             SHS         G7945M107  5,414      200,845 SH         SOLE                 200,845
TIFFANY & CO NEW                   COM         886547108  2,772       40,100 SH         SOLE                  40,100
VISTEON CORP                     COM NEW       92839U206  2,046       38,600 SH         SOLE                  38,600
YAMANA GOLD INC                    COM         98462Y100  1,503       96,200 SH         SOLE                  96,200

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